DEAN WITTER STRATEGIST FUND  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                             10048
LETTER TO THE SHAREHOLDERS JANUARY 31, 1996

DEAR SHAREHOLDER:

The six-month period ended January 31, 1996 was favorable to both equity and fixed-income investors.

Dean Witter Strategist Fund, an asset allocation fund, provides shareholders with the opportunity to participate in the long term wealth-building potential of the stock market and the total return characteristics of fixed income investments. The Fund produced a total return of 9.41 percent for the six-month period ended January 31, 1996, compared to a total return of 14.53 percent for the Standard & Poor's 500 Composite Stock Price Index and a total return of 7.74 percent for the Lehman Brothers Government/Corporate Bond Index. On January 31, 1996, the Fund had total assets exceeding $1.28 billion.

PORTFOLIO STRATEGY

As we enter the second half of the fiscal year, we have repositioned the Fund's asset base to benefit from a gradual economic recovery, declining interest rates, and relatively benign inflation by increasing our equity exposure throughout the winter months. Our greatest concern was that the Federal Reserve, out of an overriding anti-inflation vigilance, would resist further cuts in the federal-funds rate and the discount rate and thus choke off the economic recovery, ultimately risking recession. However, the Federal Reserve reduced rates further, surprisingly sooner than we had expected, and provided support to our investment thesis and asset allocation.

The Fund ended the period with targeted asset allocation of 75 percent in equities, 20 percent in bonds and 5 percent in cash equivalents. Within a highly diversified equity portfolio, favored core industry weightings included technology (13 percent of assets), financial services (10 percent), consumer staples (8 percent) and basic materials companies (5 percent). Representative equity holdings on January 31, 1996 included International Business Machines Corp., Hewlett-Packard Co. and Oracle Corp. (technology); Citicorp, Morgan Stanley Group, Inc. and Roosevelt Financial Group, Inc. (financial services); Merck &

DEAN WITTER STRATEGIST FUND
LETTER TO THE SHAREHOLDERS JANUARY 31, 1996, CONTINUED

Co., Inc., Campbell Soup Co., and Chiron Corp. (consumer staples); and Monsanto Co., Bethlehem Steel Corp. and Phelps-Dodge Corp. (basic materials companies).

On January 31, 1996, the fixed-income portfolio consisted of U.S. government bonds, U.S. corporate bonds and foreign debt instruments. The bulk of the portfolio's holdings average in maturities from 8 to 12 years and all debt ratings are above investment grade, as proscribed by our prospectus.

LOOKING AHEAD

Of course, the stock market cannot be expected to rise unabated forever. Following further advancement in 1996 leading up to the presidential election, it is reasonable to expect some turbulence. A post election surprise could be a resurgence of inflationary pressure that would inspire another round of Federal Reserve Board tightening in 1997.

We expect the economy to experience a protracted economic slowdown extending into the latter part of 1996. Falling interest rates, expanding price/earnings ratios and modest earnings growth on the order of 5 percent should continue to drive the broader markets higher. However, we expect the market to narrow, as fewer companies will be able to sustain their recent growth rates.

We appreciate your support of Dean Witter Strategist Fund and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]

CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

On December 19, 1995, a special meeting of the Fund's shareholders was held for the purpose of voting on the following issue, the results of which were as follows:

Approval of an amendment to the Fund's Plan of Distribution under Rule 12b-1:

For..................................................................  24,849,816
Against..............................................................   2,913,017
Abstain..............................................................   4,350,640

DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (UNAUDITED)

 NUMBER OF
  SHARES                                              VALUE
-----------------------------------------------------------------
             COMMON STOCKS (65.0%)
             AEROSPACE & DEFENSE (1.4%)
   216,000   Honeywell, Inc...................  $      10,989,000
   125,700   Rockwell International Corp......          7,369,162
                                                -----------------
                                                       18,358,162
                                                -----------------
             ALUMINUM (0.7%)
   150,000   Aluminum Co. of America..........          8,325,000
     4,000   Reynolds Metals Co...............            214,000
                                                -----------------
                                                        8,539,000
                                                -----------------
             AUTO PARTS (0.1%)
     9,000   TRW, Inc.........................            760,500
    10,200   Superior Industries
             International, Inc...............            249,900
                                                -----------------
                                                        1,010,400
                                                -----------------
             AUTOMOTIVE (1.3%)
   100,000   Chrysler Corp....................          5,775,000
   199,700   Ford Motor Co....................          5,916,112
   100,000   General Motors Corp..............          5,262,500
                                                -----------------
                                                       16,953,612
                                                -----------------
             BANKS - MONEY CENTER (1.4%)
   135,000   Citicorp.........................          9,973,125
    96,000   Morgan (J.P.) & Co., Inc.........          7,800,000
                                                -----------------
                                                       17,773,125
                                                -----------------
             BANKS - REGIONAL (2.6%)
   140,000   BankAmerica Corp.................          9,432,500
   150,000   First Bank System, Inc...........          7,875,000
    11,600   Integra Financial Corp...........            746,750
   200,000   Norwest Corp.....................          6,875,000
    40,300   Wells Fargo & Co.................          9,455,387
                                                -----------------
                                                       34,384,637
                                                -----------------
             BEVERAGES - SOFT DRINKS (0.8%)
   163,900   PepsiCo Inc......................          9,772,537
                                                -----------------
             BIOTECHNOLOGY (2.0%)
   150,000   Autoimmune, Inc.*................          2,025,000
    80,000   Biochem Pharma, Inc.*............          3,500,000
    83,600   Biogen Inc.*.....................          5,841,550
    69,900   Chiron Corp.*....................          8,003,550
   120,000   Liposome Co., Inc.*..............          2,880,000
   136,000   Oravax Inc.*.....................          1,870,000
   140,000   Regeneron Pharmaceuticals,
             Inc.*............................          2,117,500
                                                -----------------
                                                       26,237,600
                                                -----------------

 NUMBER OF
  SHARES                                              VALUE
-----------------------------------------------------------------
             BREWERY (0.1%)
    13,000   Anheuser-Busch Companies, Inc....  $         903,500
                                                -----------------
             BROKERAGE (1.3%)
   140,000   Merrill Lynch & Co., Inc.........          7,962,500
   194,000   Morgan Stanley Group, Inc........          9,239,250
                                                -----------------
                                                       17,201,750
                                                -----------------
             CHEMICALS (1.5%)
   110,000   Dow Chemical Co..................          8,195,000
    10,000   Du Pont (E.I.) de Nemours & Co.,
             Inc..............................            768,750
    78,000   Monsanto Co......................         10,159,500
                                                -----------------
                                                       19,123,250
                                                -----------------
             CHEMICALS - SPECIALTY (1.5%)
   257,600   Georgia Gulf Corp................          8,211,000
    16,000   PPG Industries, Inc..............            748,000
   300,000   Praxair, Inc.....................         10,200,000
    12,000   Rohm & Haas Co...................            831,000
                                                -----------------
                                                       19,990,000
                                                -----------------
             COMMUNICATIONS - EQUIPMENT & SOFTWARE (0.7%)
   108,700   Cisco Systems, Inc.*.............          9,035,687
                                                -----------------
             COMPUTER EQUIPMENT (1.2%)
   166,200   Komag Inc.*......................          4,840,575
    13,800   Read Rite Corp.*.................            248,400
   176,800   Seagate Technology, Inc.*........         10,475,400
                                                -----------------
                                                       15,564,375
                                                -----------------
             COMPUTER SERVICES (1.3%)
   165,000   Diebold, Inc.....................          9,219,375
   140,000   General Motors Corp. (Class E)...          7,770,000
                                                -----------------
                                                       16,989,375
                                                -----------------
             COMPUTER SOFTWARE (2.1%)
   160,000   Broderbund Software, Inc.*.......          7,680,000
   103,400   Microsoft Corp.*.................          9,551,575
   200,000   Oracle Corp.*....................          9,525,000
                                                -----------------
                                                       26,756,575
                                                -----------------
             COMPUTERS - SYSTEMS (2.6%)
    12,500   Apple Computer, Inc..............            343,750
   122,900   Hewlett-Packard Co...............         10,415,775
    75,200   International Business Machines
             Corp.............................          8,178,000
   225,000   Silicon Graphics, Inc.*..........          6,328,125
   170,000   Sun Microsystems, Inc.*..........          7,798,750
                                                -----------------
                                                       33,064,400
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                              VALUE
-----------------------------------------------------------------
             DRUGS & HEALTHCARE (1.5%)
   210,000   Abbott Laboratories..............  $       8,872,500
   112,000   Johnson & Johnson................         10,752,000
                                                -----------------
                                                       19,624,500
                                                -----------------
             ELECTRICAL EQUIPMENT (1.0%)
    71,000   Emerson Electric Co..............          5,946,250
    89,300   General Electric Co..............          6,853,775
                                                -----------------
                                                       12,800,025
                                                -----------------
             ELECTRICAL HOUSEHOLD APPLIANCES (1.1%)
   291,500   Maytag Corp......................          5,720,688
   150,000   Whirlpool Corp...................          8,156,250
                                                -----------------
                                                       13,876,938
                                                -----------------
             ELECTRONICS - SEMICONDUCTORS/COMPONENTS (0.4%)
     9,200   Intel Corp.......................            507,150
   100,000   Texas Instruments Inc............          4,650,000
                                                -----------------
                                                        5,157,150
                                                -----------------
             ENTERTAINMENT (1.7%)
   400,000   Carnival Corp. (Class A).........         10,800,000
   350,000   Circus Circus Enterprises,
             Inc.*............................         11,156,250
                                                -----------------
                                                       21,956,250
                                                -----------------
             FINANCIAL - MISCELLANEOUS (1.6%)
   110,000   Federal Home Loan Mortgage
             Corp.............................          9,418,750
   320,000   Federal National Mortgage
             Assoc............................         11,040,000
                                                -----------------
                                                       20,458,750
                                                -----------------
             FINANCIAL SERVICES (1.4%)
   160,000   Beneficial Corp..................          7,820,000
   160,000   Travelers Group, Inc.............         10,520,000
                                                -----------------
                                                       18,340,000
                                                -----------------
             FOODS (1.6%)
   168,000   Campbell Soup Co.................         10,647,000
    19,000   ConAgra, Inc.....................            871,625
   150,000   General Mills, Inc...............          8,625,000
                                                -----------------
                                                       20,143,625
                                                -----------------
             FOREST PRODUCTS, PAPER & PACKAGING (0.7%)
   200,000   Champion International Corp......          8,950,000
    27,000   Louisiana-Pacific Corp...........            688,500
                                                -----------------
                                                        9,638,500
                                                -----------------

 NUMBER OF
  SHARES                                              VALUE
-----------------------------------------------------------------
             HARDWARE & TOOLS (0.1%)
    18,000   Stanley Works....................  $         927,000
                                                -----------------
             HEALTHCARE - MISCELLANEOUS (0.8%)
   374,000   Humana, Inc.*....................         10,331,750
                                                -----------------
             HOSPITAL MANAGEMENT (0.7%)
   173,000   Columbia/HCA Healthcare Corp.....          9,623,125
                                                -----------------
             HOUSEHOLD PRODUCTS (2.1%)
   126,700   Colgate-Palmolive Co.............          9,375,800
   100,000   Procter & Gamble Co..............          8,387,500
   184,700   Tambrands, Inc...................          9,073,388
                                                -----------------
                                                       26,836,688
                                                -----------------
             INDUSTRIALS (0.0%)
     5,500   AlliedSignal, Inc................            274,313
                                                -----------------
             INSURANCE (0.7%)
   100,000   American International Group,
             Inc..............................          9,687,500
                                                -----------------
             LABELS (0.1%)
    17,000   Avery Dennison Corp..............            907,375
                                                -----------------
             MACHINERY - CONSTRUCTION & MATERIALS (0.8%)
   111,000   Ingersoll-Rand Co................          4,453,875
    12,000   Johnson Controls, Inc............            867,000
    27,000   Masco Corp.......................            789,750
   120,000   Parker-Hannifin Corp.............          4,095,000
                                                -----------------
                                                       10,205,625
                                                -----------------
             MEDICAL PRODUCTS & SUPPLIES (1.0%)
    19,000   Baxter International, Inc........            864,500
   106,600   Cordis Corp......................         11,486,150
                                                -----------------
                                                       12,350,650
                                                -----------------
             METALS - MISCELLANEOUS (0.6%)
   115,700   Phelps Dodge Corp................          7,289,100
                                                -----------------
             MOBIL HOME & RECREATION (0.1%)
    35,000   Fleetwood Enterprises, Inc.......            892,500
                                                -----------------
             MULTI-LINE INSURANCE (0.8%)
    90,000   CIGNA Corp.......................         10,676,250
                                                -----------------
             OFFICE EQUIPMENT & SUPPLIES (0.9%)
   282,200   Alco Standard Corp...............         11,076,350
    17,000   Pitney Bowes, Inc................            769,250
                                                -----------------
                                                       11,845,600
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                              VALUE
-----------------------------------------------------------------
             OIL DRILLING & SERVICES (1.6%)
   267,300   Dresser Industries, Inc..........  $       6,949,800
   186,300   Schlumberger Ltd. (Netherlands
             Antilles)........................         13,064,288
                                                -----------------
                                                       20,014,088
                                                -----------------
             OIL INTEGRATED - INTERNATIONAL (4.0%)
   248,400   Chevron Corp.....................         12,885,750
   155,800   Exxon Corp.......................         12,502,950
   114,100   Mobil Corp.......................         12,636,575
   161,100   Texaco, Inc......................         13,028,963
                                                -----------------
                                                       51,054,238
                                                -----------------
             PHARMACEUTICALS (3.5%)
    99,200   American Home Products Corp......         10,118,400
   191,800   Lilly (Eli) & Co.................         11,028,500
   160,200   Merck & Co., Inc.................         11,254,050
   153,000   Pfizer, Inc......................         10,518,750
    15,000   Schering-Plough Corp.............            811,875
     8,000   Warner-Lambert Co................            750,000
                                                -----------------
                                                       44,481,575
                                                -----------------
             PUBLISHING - NEWSPAPER (0.1%)
    13,000   Gannett Co., Inc.................            825,500
                                                -----------------
             RAILROAD EQUIPMENT (0.6%)
   216,500   Trinity Industries, Inc..........          7,577,500
                                                -----------------
             RAILROADS (0.5%)
    83,100   Conrail, Inc.....................          5,879,325
                                                -----------------
             RESTAURANTS (0.4%)
   115,000   McDonald's Corp..................          5,778,750
                                                -----------------
             RETAIL - DEPARTMENT STORES (1.8%)
   140,000   Dayton-Hudson Corp...............         10,465,000
   246,000   May Department Stores Co.........         10,947,000
                                                -----------------
                                                       21,412,000
                                                -----------------
             RETAIL - DRUG STORES (0.1%)
    25,000   Rite Aid Corp....................            803,125
                                                -----------------
             RETAIL - SPECIALTY (2.9%)
   300,000   Bed, Bath & Beyond, Inc.*........         11,887,500
   250,000   Home Depot, Inc..................         11,500,000
   600,000   Pier 1 Imports, Inc..............          7,050,000
   405,000   Price/Costco, Inc.*..............          6,277,500
    24,000   Super Valu Stores, Inc...........            744,000
                                                -----------------
                                                       37,459,000
                                                -----------------
             RETAIL - SPECIALTY APPAREL (0.7%)
   203,000   Gap, Inc.........................          9,566,375
                                                -----------------

 NUMBER OF
  SHARES                                              VALUE
-----------------------------------------------------------------
             SAVINGS & LOAN ASSOCIATIONS (1.5%)
   362,000   California Federal Bank*.........  $       5,656,250
   115,000   Golden West Financial Corp.......          5,951,250
   435,000   Roosevelt Financial Group,
             Inc..............................          7,503,750
                                                -----------------
                                                       19,111,250
                                                -----------------
             SHIPPING (0.4%)
   225,800   American President Companies,
             Ltd..............................          4,713,575
                                                -----------------
             SHOES (1.1%)
   195,000   Nike, Inc. (Class B).............         13,601,250
                                                -----------------
             STEEL & IRON (0.8%)
   687,000   Bethlehem Steel Corp.*...........         10,390,875
                                                -----------------
             TELECOMMUNICATIONS (0.9%)
   200,000   ITT Corp.*.......................         11,100,000
                                                -----------------
             TELEPHONE - LONG DISTANCE (0.7%)
   315,000   MCI Communications Corp..........          8,977,500
                                                -----------------
             TEXTILES - APPAREL MANUFACTURERS (0.3%)
   131,000   Liz Claiborne, Inc...............          3,651,625
    13,000   VF Corp..........................            656,500
                                                -----------------
                                                        4,308,125
                                                -----------------
             TOBACCO (0.8%)
   110,000   Philip Morris Companies, Inc.....         10,230,000
                                                -----------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $680,503,725)...        832,785,250
                                                -----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                            VALUE
-----------------------------------------------------------------

             CORPORATE BONDS (9.5%)
             BANKS (1.4%)
 $   5,000   First Nationwide Bank 10.00% due
             10/01/06.........................          6,033,800
     5,050   Midland Bank PLC
             7.65% due 05/01/25
             (United Kingdom).................          5,628,275
     5,000   Santander Financial Issuances
             7.875% due 04/15/05..............          5,520,350
                                                -----------------
                                                       17,182,425
                                                -----------------
             BROADCAST MEDIA (0.4%)
     4,900   Time Warner Entertainment Co.
             8.375% due 07/15/33..............          5,194,637
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                            VALUE
-----------------------------------------------------------------
             BROKERAGE (0.8%)
 $   4,950   Lehman Brothers Holdings, Inc.
             8.80% due 03/01/15...............  $       5,685,322
     5,000   Paine Webber Group, Inc. 7.625%
             due 02/15/14.....................          5,049,650
                                                -----------------
                                                       10,734,972
                                                -----------------
             FINANCIAL (1.1%)
     5,000   CCP Insurance, Inc.
             10.50% due 12/15/04..............          5,841,100
     7,950   RHG Finance Corp.
             8.875% due 10/01/05..............          8,362,764
                                                -----------------
                                                       14,203,864
                                                -----------------
             FOREIGN GOVERNMENT (1.6%)
     4,900   Italy (Republic of)
             6.875% due 09/27/23..............          4,770,640
     5,000   Province of British Columbia
             6.50% due 01/15/26 (Canada)......          4,993,750
     5,000   Province of Ontario
             7.75% due 06/04/02 (Canada)......          5,497,400
     4,950   Province of Quebec
             8.625% due 12/01/26 (Canada).....          5,836,892
                                                -----------------
                                                       21,098,682
                                                -----------------
             HOTELS (0.3%)
     3,950   La Quinta Motor Inns, Inc. 7.40%
             due 09/15/05.....................          4,064,590
                                                -----------------
             INDUSTRIALS (0.7%)
     4,950   Brascan Ltd.
             7.375% due 10/01/02 (Canada).....          5,110,083
     3,000   Joy Technologies Inc. 10.25% due
             09/01/03.........................          3,400,110
                                                -----------------
                                                        8,510,193
                                                -----------------
             INSURANCE (0.5%)
     6,000   Prudential Insurance - 144A**
             7.65% due 07/01/07...............          6,435,000
                                                -----------------
             NATURAL GAS (0.6%)
     5,100   Occidental Petroleum Corp.
             11.125% due 08/01/10.............          7,120,212
                                                -----------------
             RESTAURANTS (0.4%)
     5,000   Darden Restaurants, Inc. 7.125%
             due 02/01/16.....................          4,962,500
                                                -----------------
             TELECOMMUNICATIONS (0.7%)
     8,000   TCI Communications, Inc. 8.75%
             due 08/01/15.....................          8,863,760
                                                -----------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                            VALUE
-----------------------------------------------------------------
             TOBACCO (0.6%)
 $   7,950   RJR Nabisco, Inc.
             8.75% due 08/15/05...............  $       8,301,390
                                                -----------------
             UTILITIES - ELECTRIC (0.4%)
     4,950   Niagara Mohawk Power Corp. 9.25%
             due 10/01/01.....................          5,044,446
                                                -----------------

             TOTAL CORPORATE BONDS
             (IDENTIFIED COST $118,139,425)...        121,716,671
                                                -----------------

             U.S. GOVERNMENT AGENCIES & OBLIGATIONS (10.3%)
       630   Federal Home Loan Mortgage Corp.
             8.50% due 07/01/02...............            651,436
       249   Federal Home Loan Mortgage Corp.
             9.00% due 08/01/02...............            260,223
     2,500   Private Export Funding Corp.
             7.95% due 11/01/06...............          2,823,775
    15,850   U.S. Treasury Bond
             7.625% due 02/15/25..............         19,193,359
     1,000   U.S. Treasury Note
             7.25% due 11/15/96...............          1,016,875
    10,000   U.S. Treasury Note
             6.50% due 05/15/97...............         10,190,625
     5,000   U.S. Treasury Note
             6.375% due 01/15/99..............          5,178,125
    17,050   U.S. Treasury Note
             6.50% due 04/30/99...............         17,761,305
    25,000   U.S. Treasury Note
             6.875% due 08/31/99..............         26,378,906
     8,500   U.S. Treasury Note
             7.875% due 11/15/99..............          9,280,937
     5,000   U.S. Treasury Note
             6.875% due 03/31/00..............          5,305,469
     7,000   U.S. Treasury Note
             7.50% due 11/15/01...............          7,744,844
    13,950   U.S. Treasury Note
             5.75% due 08/15/03...............         14,152,711
     8,900   U.S. Treasury Note
             7.50% due 02/15/05...............         10,080,641
     2,000   U.S. Treasury Note
             5.875% due 11/15/05..............          2,043,437
                                                -----------------

             TOTAL U.S. GOVERNMENT AGENCIES &
             OBLIGATIONS
             (IDENTIFIED COST $129,349,012)...        132,062,668
                                                -----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                            VALUE
-----------------------------------------------------------------

             SHORT-TERM INVESTMENTS (17.9%)
             U.S. GOVERNMENT AGENCY (a) (17.9%)
 $ 229,000   Federal Home Loan Mortgage Corp.
             5.80% due 02/01/96...............  $     229,000,000
                                                -----------------

             REPURCHASE AGREEMENT (0.0%)
       838   The Bank of New York 5.75% due
             02/01/96 (dated 01/31/96;
             proceeds $837,917; collateralized
             by $1,129,263 U.S. Treasury Strip
             due 05/15/01 valued at $854,539)
             (Identified Cost $837,783).......            837,783
                                                -----------------

             TOTAL SHORT-TERM INVESTMENTS
             (IDENTIFIED COST $229,837,783)...        229,837,783
                                                -----------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$1,157,829,945) (B)........      102.7%  1,316,402,372

LIABILITIES IN EXCESS OF
OTHER ASSETS...............       (2.7)    (34,323,185)
                                 -----   -------------

NET ASSETS.................      100.0%  $1,282,079,187
                                 -----   -------------
                                 -----   -------------

---------------------
 *   Non-income producing security.
**   Resale is restricted to qualified institutional investors.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes is $1,158,892,440; the aggregate gross unrealized appreciation is $169,428,459 and the aggregate gross unrealized depreciation is $11,918,527, resulting in net unrealized appreciation of $157,509,932.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $1,157,829,945)..........................  $1,316,402,372
Receivable for:
    Investments sold........................................      14,204,158
    Interest................................................       5,713,058
    Shares of beneficial interest sold......................       2,231,816
    Dividends...............................................         622,609
    Principal paydowns......................................          16,451
Prepaid expenses and other assets...........................          80,588
                                                              --------------

     TOTAL ASSETS...........................................   1,339,271,052
                                                              --------------

LIABILITIES:
Payable for:
    Investments purchased...................................      54,369,266
    Plan of distribution fee................................         995,376
    Shares of beneficial interest repurchased...............         893,105
    Investment management fee...............................         631,574
Accrued expenses and other payables.........................         247,636
Organizational expenses.....................................          54,908
                                                              --------------

     TOTAL LIABILITIES......................................      57,191,865
                                                              --------------

NET ASSETS:
Paid-in-capital.............................................   1,124,638,196
Net unrealized appreciation.................................     158,572,427
Accumulated undistributed net investment income.............       3,248,373
Accumulated net realized loss...............................      (4,379,809)
                                                              --------------

     NET ASSETS.............................................  $1,282,079,187
                                                              --------------
                                                              --------------

NET ASSET VALUE PER SHARE,
  80,848,122 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                      $15.86
                                                              --------------
                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Interest....................................................  $12,365,384
Dividends...................................................    5,576,618
                                                              -----------

     TOTAL INCOME...........................................   17,942,002
                                                              -----------

EXPENSES
Plan of distribution fee....................................    4,217,446
Investment management fee...................................    2,820,226
Transfer agent fees and expenses............................      514,531
Registration fees...........................................       87,282
Shareholder reports and notices.............................       59,023
Custodian fees..............................................       48,174
Professional fees...........................................       36,341
Trustees' fees and expenses.................................       11,795
Other.......................................................        1,654
                                                              -----------

     TOTAL EXPENSES.........................................    7,796,472
                                                              -----------

     NET INVESTMENT INCOME..................................   10,145,530
                                                              -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................   12,586,461
Net change in unrealized appreciation.......................   69,131,075
                                                              -----------

     NET GAIN...............................................   81,717,536
                                                              -----------

NET INCREASE................................................  $91,863,066
                                                              -----------
                                                              -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS   FOR THE YEAR
                                                                    ENDED             ENDED
                                                               JANUARY 31, 1996      JULY 31,
                                                                 (UNAUDITED)           1995
-----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................    $   10,145,530     $ 18,982,173
Net realized gain...........................................        12,586,461       56,953,694
Net change in unrealized appreciation.......................        69,131,075       45,494,865
                                                              ------------------   ------------

     NET INCREASE...........................................        91,863,066      121,430,732
                                                              ------------------   ------------

DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income.......................................       (10,726,896)     (15,997,877)
Net realized gain...........................................       (70,591,947)     (25,273,043)
                                                              ------------------   ------------

     TOTAL..................................................       (81,318,843)     (41,270,920)
                                                              ------------------   ------------
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................       393,939,638       (8,813,901)
                                                              ------------------   ------------

     TOTAL INCREASE.........................................       404,483,861       71,345,911

NET ASSETS:
Beginning of period.........................................       877,595,326      806,249,415
                                                              ------------------   ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $3,248,373 AND $3,987,969, RESPECTIVELY)................    $1,282,079,187     $877,595,326
                                                              ------------------   ------------
                                                              ------------------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1996 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Strategist Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on August 5, 1988 and commenced operations on October 31, 1988.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain of the Fund's portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Dividend income and other distributions are recorded on the ex-dividend date. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1996 (UNAUDITED) CONTINUED

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.60% to the portion of daily net assets not exceeding $500 million; 0.55% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.50% to the portion of daily net assets exceeding $1 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan"), pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the implementation of the Plan on November 8, 1989 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset

DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1996 (UNAUDITED) CONTINUED

value of the Fund's shares redeemed since the Fund's implementation of the Plan upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets attributable to shares issued, net of related shares redeemed, since implementation of the Plan. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the six months ended January 31, 1996, it received approximately $720,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 1996 aggregated $891,883,478 and $821,213,165, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $145,748,993 and $230,961,680, respectively. For the same period, the Fund incurred brokerage commissions with DWR of approximately $46,000 for transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $74,000.

DEAN WITTER STRATEGIST FUND
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1996 (UNAUDITED) CONTINUED

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the January 31, 1996 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,434. At January 31, 1996, the Fund had an accrued pension liability of $95,840 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                       FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                           JANUARY 31, 1996                  JULY 31, 1995
                                     -----------------------------   -----------------------------
                                        SHARES          AMOUNT          SHARES          AMOUNT
                                     -------------   -------------   -------------   -------------
Sold...............................      5,939,069   $  95,184,454       9,276,510   $ 137,319,676
Reinvestment of dividends and
 distributions.....................      4,860,171      74,671,628       2,728,962      38,146,103
Shares issued in connection with
 the acquisition of Dean Witter
 Managed Assets Trust (Note 6).....     20,952,000     322,593,266        --              --
                                     -------------   -------------   -------------   -------------
                                        31,751,240     492,449,348      12,005,472     175,465,779
Repurchased........................     (6,192,604)    (98,509,710)    (12,582,171)   (184,279,680)
                                     -------------   -------------   -------------   -------------
Net increase (decrease)............     25,558,636   $ 393,939,638        (576,699)  $  (8,813,901)
                                     -------------   -------------   -------------   -------------
                                     -------------   -------------   -------------   -------------

6. ACQUISITION OF DEAN WITTER MANAGED ASSETS TRUST

As of the close of business on December 22, 1995, the Fund acquired all the net assets of Dean Witter Managed Assets Trust ("Managed Assets") pursuant to a plan of reorganization approved by the shareholders of Managed Assets on December 19, 1995. The acquisition was accomplished by a tax-free exchange of 20,952,000 shares of the Fund at a net asset value of $15.39 for 30,683,052 shares of Managed Assets. The net assets of the Fund and Managed Assets immediately before the acquisition were $935,510,174 and $322,593,266, respectively, including unrealized depreciation of $6,077,572, accumulated undistributed net investment income of $158,230 and accumulated net realized gain of $16,410. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,260,344,463.

7. FEDERAL INCOME TAX STATUS

At July 31, 1995, the Fund had temporary book/tax differences which were primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to dividend redesignations.

DEAN WITTER STRATEGIST FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                              FOR THE
                                                                                                               PERIOD
                           FOR THE SIX                                                                      OCTOBER 31,
                           MONTHS ENDED                                                                        1988*
                           JANUARY 31,                      FOR THE YEAR ENDED JULY 31                        THROUGH
                               1996       ---------------------------------------------------------------     JULY 31,
                           (UNAUDITED)      1995       1994       1993       1992       1991       1990         1989
------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value,
 beginning
 of period...............  $   15.87      $  14.43   $  14.59   $  14.39   $  13.09   $  11.65   $  11.37   $    9.45
                              ------      --------   --------   --------   --------   --------   --------      ------

Net investment income....       0.16          0.34       0.30       0.26       0.27       0.27       0.23        0.38
Net realized and
 unrealized gain.........       1.28          1.86       0.22       0.81       1.27       1.50       0.55        1.84
                              ------      --------   --------   --------   --------   --------   --------      ------

Total from investment
 operations..............       1.44          2.20       0.52       1.07       1.54       1.77       0.78        2.22
                              ------      --------   --------   --------   --------   --------   --------      ------
Less dividends and
 distributions from:
   Net investment
   income................      (0.19)        (0.29)     (0.26)     (0.31)     (0.24)     (0.26)     (0.29)      (0.30)
   Net realized gain.....      (1.26)        (0.47)     (0.42)     (0.56)     --         (0.07)     (0.21)     --
                              ------      --------   --------   --------   --------   --------   --------      ------

Total dividends and
 distributions...........      (1.45)        (0.76)     (0.68)     (0.87)     (0.24)     (0.33)     (0.50)      (0.30)
                              ------      --------   --------   --------   --------   --------   --------      ------

Net asset value, end of
 period..................  $   15.86      $  15.87   $  14.43   $  14.59   $  14.39   $  13.09   $  11.65   $   11.37
                              ------      --------   --------   --------   --------   --------   --------      ------
                              ------      --------   --------   --------   --------   --------   --------      ------

TOTAL INVESTMENT
RETURN+..................       9.41%(1)     16.05%      3.53%      7.59%     11.88%     15.67%      7.21%      23.76%(1)

RATIOS TO AVERAGE NET
ASSETS:
Expenses.................       1.58%(2)      1.63%      1.62%      1.62%      1.63%      1.59%      1.53%       0.97%(2)(3)

Net investment income....       2.05%(2)      2.35%      2.03%      1.90%      2.19%      2.37%      2.39%       6.00%(2)(3)

SUPPLEMENTAL DATA:
Net assets, end of
 period, in thousands....  $1,282,079     $877,595   $806,249   $782,833   $440,802   $238,432   $195,687     $47,921

Portfolio turnover
 rate....................         89%(1)       179%        90%        98%        79%       140%       101%         70%(1)

---------------------
 *   Commencement of operations.
 +   Does not reflect the deduction of sales charge.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all its expenses that were assumed or waived by the Investment Manager, the above annualized expense and net investment income ratios would have been 1.48% and 5.48%, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn                                          DEAN WITTER
John R. Haire                                          STRATEGIST FUND
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Mark A. Bavoso
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048









The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund.
For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution
to prospective investors in the Fund unless
preceded or accompanied by an effective                SEMIANNUAL REPORT
prospectus.                                            JANUARY 31, 1996